Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Before Income Taxes

For financial reporting purposes, income before income taxes includes the following components:

	Year Ended December 31,
	2023	2022
Loss before income taxes:
United States	$(14,860,458)	$(6,787,009)
Foreign	-	-
Loss before income taxes:	$(14,860,458)	$(6,787,009)

Schedule of Expense for Income Taxes

The expense for income taxes consists of:

	Year Ended December 31,
	2023	2022
Current income tax provision
Federal	$-	$-
State	10,253	13,859
Foreign	-	-
	10,253	13,859
Deferred income tax
Federal	(106,387)	36,527
State	(213,715)	87,570
Foreign	-	-
	(320,102)	124,097

Total income tax (benefit) provision	$(309,849)	$137,956

Schedule of Effective Tax Rate on Income from Continuing Operations

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	Year Ended December 31,
	2023	2022
Provision at Federal statutory rate	21.00%	21.00%
State income taxes	1.07%	(1.22)%
Other permanent tax adjustments	(0.37)%	(0.59)%
Change in valuation allowance	(18.93)%	(16.74)%
Shortfalls on Stock Based Compensation	(0.68)%	(4.49)%
Prior period adjustments	0.00%	0.02%
Benefit (provision) for income taxes	2.09%	(2.02)%

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforward	$15,302,761	$13,716,239
Tax credits	205,028	205,028
Lease liabilities	33,397	54,558
Accruals and reserves	168,603	173,247
Capital loss carryforwards	2,678,907	2,678,907
Capitalized research costs	383,233	587,202
Taxable goodwill	1,140,134	-
Intangible assets	523,899	508,057
Stock compensation	397,275	179,105
Federal effect of state taxes	-	44,880
Fixed assets	17,451	-
Other	849	4,533
Total deferred tax assets before valuation allowance:	20,851,537	18,151,756
Valuation allowance	(20,819,919)	(17,343,925)
Deferred tax assets, net of valuation allowance	31,618	807,831

Deferred tax liabilities:
Right-of-use assets	(31,618)	(52,485)
Taxable goodwill	-	(790,527)
Fixed assets	-	(284,921)
Total deferred tax liabilities	(31,618)	(1,127,933)

Net deferred tax liability	$-	$(320,102)